UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21901

ALPINE TOTAL DYNAMIC DIVIDEND FUND
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York	10577
(Address of principal executive offices)	(Zip code)

Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
(Name and address of agent for service)

Copies of information to:

Thomas R. Westle, Esq.	Sarah E. Cogan, Esq.
Blank Rome LLP	Simpson Thacher & Bartlett LLP
405 Lexington Ave	425 Lexington Ave
New York, NY 10174	New York, NY 10174

Registrant's telephone number, including area code:		914-251-0880

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1 – Schedule of Investments.

Alpine Total Dynamic Dividend Fund

Schedule of Investments, January 31, 2007 (Unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (53.6%)
Australia (3.1%)
BHP Billiton Ltd.	2,250,000	$45,497,962
Rio Tinto Ltd.	750,000	44,612,696
Zinifex Ltd.	1,000,000	12,735,391
		102,846,049
Denmark (0.9%)
Danske Bank AS	339,500	15,637,367
TrygVesta AS	180,600	14,837,435
		30,474,802
Finland (6.7%)
Elisa Oyj.	247,000	7,269,156
Fortum Oyj.	2,200,000	60,559,140
Metso Oyj.	600,000	31,781,036
Neste Oil Oyj.	822,728	25,059,829
Nokia Oyj. (1)	2,900,000	64,090,000
Sampo Oyj.	1,300,000	35,463,017
		224,222,178
France (2.8%)
BNP Paribas	420,000	46,830,890
LVMH Moet Hennessy Louis Vuitton SA *	450,000	47,448,680
		94,279,570
Germany (1.4%)
Allianz SE	240,000	47,862,366

Great Britain (7.3%)
Barclays Plc.	4,100,000	59,609,415
Cairn Energy Plc. *	2,287,575	75,371,592
Drax Group Plc.	2,296,363	30,792,325
Kelda Group Plc.	2,287,337	41,928,669
Rank Group Plc.	6,386,994	28,548,099
Smiths Group Plc.	393,379	8,235,006
		244,485,106
Ireland (1.3%)
C&C Group Plc.	3,040,000	44,772,890

Italy (2.5%)
Fiat S.p.A. *	1,200,000	24,680,352
Intesa Sanpaolo S.p.A.	8,000,000	60,319,322
		84,999,674
Norway (2.6%)
Aker Kvaerner ASA	390,000	44,060,735
Statoil ASA	1,650,000	44,024,678
		88,085,413
Sweden (7.6%)
Atlas Copco AB	1,750,000	59,802,588
Boliden AB	1,950,000	45,313,276
Scania AB	440,000	31,528,284
Skanska AB	832,150	17,271,727
SKF AB	2,000,000	39,424,744
Ssab Svenskt Stal AB	869,600	21,083,260
TeliaSonera AB	5,000,000	39,928,345
		254,352,224
Switzerland (1.0%)
UBS AG - Registered	560,000	35,032,364

United States (16.4%)
Carnival Corp.	100,000	5,156,000
Caterpillar, Inc.	150,000	9,610,500
CBS Corp. - Class B	325,600	10,148,952
Citigroup, Inc.	810,000	44,655,300
Citizens Communications Co.	196,258	2,877,142
ConocoPhillips	100,000	6,641,000
Diamond Offshore Drilling, Inc.	567,000	47,877,480
Dover Corp.	396,643	19,673,493
Duke Energy Corp.	750,000	14,767,500
EI Du Pont de Nemours & Co.	200,000	9,912,000
Eli Lilly & Co.	400,000	21,648,000
Foot Locker, Inc.	5,000	112,200
GateHouse Media, Inc.	334,000	6,339,320
Halliburton Co.	1,542,000	45,550,680
Johnson & Johnson	460,000	30,728,000
Macquarie Infrastructure Co. Trust	22,900	839,743
Morgan Stanley	150,000	12,418,500
Noble Corp.	622,000	46,618,900
PepsiCo, Inc.	300,000	19,572,000
Pfizer, Inc.	400,000	10,496,000
PolyMedica Corp.	11,257	450,730
Regal Entertainment Group	350,000	7,875,000
Rowan Cos, Inc.	1,415,000	46,539,350
The Scotts Miracle-Gro Co. - Class A	211,700	11,340,769
Textron, Inc.	62,415	5,815,206
Todco - Class A *	900,500	31,184,315
TXU Corp.	186,500	10,085,920
United Technologies Corp.	150,000	10,203,000
VF Corp.	92,700	7,033,149
Wachovia Corp.	350,000	19,775,000
Wells Fargo & Co.	850,000	30,532,000
Wyeth	100,000	4,941,000
		551,418,149

TOTAL COMMON STOCKS (IDENTIFIED COST $1,792,883,495)		1,802,830,785

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
SHORT TERM INVESTMENTS (99.9%)
Money Market Fund (0.4%)
Alpine Municipal Money Market Fund		02/01/2007	14,500,000	14,500,000

Commercial Paper (99.5%)
Abbey National NA		02/01/2007	165,000,000	165,000,000
AIG Funding, Inc.		02/01/2007	100,000,000	100,000,000
Bank of Novia Scotia		02/01/2007	165,000,000	165,000,000
Berkeley Square Financial		02/01/2007	165,000,000	165,000,000
Chesham Financial Ltd		02/01/2007	165,000,000	165,000,000
ChevronTexaco Funding		02/01/2007	65,000,000	65,000,000
Citigroup Funding, Inc.		02/01/2007	165,000,000	165,000,000
Clipper Receivables		02/01/2007	165,000,000	165,000,000
Dexia Delaware LLC		02/01/2007	165,000,000	165,000,000
Dresdner US Finance		02/01/2007	165,000,000	165,000,000
Ebury Finance Ltd		02/01/2007	165,000,000	165,000,000
Galleon Capital Corp		02/01/2007	65,000,000	65,000,000
General Electric Co.		02/01/2007	100,000,000	100,000,000
Hitachi International Treasury		02/01/2007	90,980,000	90,980,000
Intesa Funding LLC		02/01/2007	165,000,000	165,000,000
JP Morgan Chase		02/01/2007	165,000,000	165,000,000
Kredietbank NA		02/01/2007	165,000,000	165,000,000
Natexis Banques Populaires US Finance Corp.		02/01/2007	165,000,000	165,000,000
Prudential Funding		02/01/2007	165,000,000	165,000,000
Rabobank USA Commercial Paper		02/01/2007	315,250,000	315,250,000
Societe Generale NA Commercial Paper		02/01/2007	165,000,000	165,000,000
UBS Financial Commercial Paper		02/01/2007	135,743,000	135,743,000
				3,346,973,000

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $3,361,473,000)				3,361,473,000

TOTAL INVESTMENTS (153.5%) (IDENTIFIED COST $5,154,356,495)				5,164,303,785

TOTAL LIABILITIES LESS OTHER ASSETS (53.5%)				(1,799,504,778)

TOTAL NET ASSETS (100.0%)				$3,364,799,007

OUTSTANDING FORWARD CURRENCY CONTRACTS, OPEN

	Maturity	Unites Per		Currency Value	Unrealized
CONTRACT DESCRIPTION	Date	Contract		in $USD	Gain/(Loss)
Contracts Purchased:
Australian Dollar	10/14/2005	77,987,332	(AUD)	60,560,926	284,517
Australian Dollar	10/14/2005	44,843,867	(AUD)	34,823,426	55,976
Danish Krone	10/09/2006	13,965,969	(DKK)	2,441,262	10,283
Danish Krone	10/09/2006	23,523,041	(DKK)	4,111,845	6,602
European Euro	01/24/2006	80,052,563	(EUR)	104,337,000	424,209
European Euro	01/24/2006	113,984,067	(EUR)	148,561,834	188,774
Great Britian Pound	08/08/2006	38,210,164	(GBP)	75,072,034	(41,506)
Great Britain Pound	08/08/2006	41,285,477	(GBP)	81,114,143	169,838
Norwegian Krone	01/19/2007	281,754,827	(NOK)	45,151,208	303,643
Norwegian Krone	01/19/2007	90,620,579	(NOK)	14,521,947	30,769
Swedish Krone	08/15/2005	693,127,577	(SEK)	99,731,304	151,162
Swedish Krone	08/15/2005	663,070,981	(SEK)	95,406,583	686
Swiss Franc	11/10/2005	18,602,123	(CHF)	14,957,683	80,746
Swiss Franc	11/10/2005	9,299,105	(CHF)	7,477,268	11,106
					1,676,806

*	Non Income Producing Security
(1)	ADR - American Depository Receipt

Income Tax Information:

Gross Appreciation (excess of value over tax cost)	16,253,602
Gross Depreciation (excess of tax cost over value)	(6,306,312)
Net unrealized Appreciation/(Depreciation)	9,947,290
Cost of investments for income tax purposes	5,154,356,495

NOTES TO QUARTERLY PORTFOLIO INVESTMENTS

January 31, 2007

1. Organization:

Alpine Total Dynamic Dividend Fund (the “Fund”) is a newly organized, diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on October 27, 2006, and has no operating history. The Fund has an investment objective to invest in equity securities that provide high current dividend income. The Fund also focuses on long-term growth of capital as a secondary investment objective

2. Security Valuation:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (the “NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security - traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

3. Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is included with the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

4.  Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, which includes amortization of premium and accretion of discounts. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE TOTAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 29, 2007

By:	/s/ Sheldon Flamm
Sheldon Flamm
Treasurer (Principal Financial Officer)

Date:	March 29, 2007